UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5565

DWS Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Gold & Precious Metals Fund

	Shares	Value ($)

Common Stocks 98.5%
Australia 8.7%
Andean Resources Ltd.*	7,500,000	2,188,921
Bolnisi Gold NL	2,200,000	4,477,179
Equigold NL	2,100,000	2,507,209
Kingsgate Consolidated Ltd.	1,697,479	4,876,886
Mineral Deposits Ltd.*	3,300,000	4,144,638
Moto Goldmines Ltd.*	762,000	4,603,858

Newcrest Mining Ltd.	1,728,710	28,189,464
Sino Gold Ltd.*	1,549,161	8,421,407

(Cost $48,387,813)		59,409,562
Canada 43.9%
African Minerals Co. (Warrants) "SP" 144A, Expiration Date 11/21/2008* (a)	750,000	1,027,500
African Minerals Co. (Warrants) 144A, Expiration Date 9/24/2008* (a)	1,000,000	1,640,000
Agnico-Eagle Mines Ltd.	671,000	27,007,750
Alamos Gold, Inc.*	1,230,000	9,469,579
Anatolia Minerals Development Ltd.* (a)	1,250,000	5,311,013
Aurelian Resources, Inc.*	70,000	1,649,473
AXMIN, Inc.*	800,000	707,002
Barrick Gold Corp. (b)	1,228,184	36,340,387
Barrick Gold Corp. (b)	218,095	6,459,974
Bear Creek Mining Corp.*	498,000	3,609,738
Bema Gold Corp.*	3,370,000	19,730,880
Cardero Resources Corp.* (a)	325,000	524,728
Eldorado Gold Corp.*	3,843,300	21,946,785
Goldcorp, Inc. (b)	937,965	25,991,010
Goldcorp, Inc. (b)	1,754,000	48,485,401
Great Basin Gold Ltd.*	2,150,000	3,982,835
High River Gold Mines Ltd.*	2,000,000	3,738,953
IAMGOLD Corp.	2,165,000	18,986,064
Kinross Gold Corp.*	2,310,000	30,779,062
Linear Gold Corp.*	520,000	2,196,125
Mag Silver Corp.*	256,000	1,762,067
Miramar Mining Corp.*	1,778,000	8,007,648
Palmarejo Silver & Gold Corp.*	757,300	5,791,723
SEMAFO, Inc.*	2,105,000	3,255,523
Silver Wheaton Corp.*	925,000	9,990,000

(Cost $249,674,904)		298,391,220
Papua New Guinea 4.7%
Lihir Gold Ltd.* (Cost $23,450,397)	13,075,000	31,980,535
Russia 2.9%
Polyus Gold (ADR)* (Cost $18,060,317)	392,071	19,464,697
South Africa 22.3%
Anglo Platinum Ltd.	298,200	37,485,627
AngloGold Ashanti Ltd. (ADR)	135,857	6,385,279
Gold Fields Ltd. (ADR)	2,678,500	45,239,865
Harmony Gold Mining Co., Ltd. (ADR)*	2,045,000	27,382,550
Impala Platinum Holdings Ltd. (ADR)	1,221,000	35,134,275

(Cost $121,302,877)		151,627,596
United Kingdom 10.2%
Highland Gold Mining Ltd.*	1,548,000	5,362,599
Lonmin PLC	742,408	43,397,215
Petra Diamonds Ltd.*	378,237	1,087,437
Randgold Resources Ltd. (ADR)*	827,000	19,442,770

(Cost $37,185,592)		69,290,021
United States 5.8%
CICH Resources Ltd. "A"* (a)	700,000	1
Meridian Gold, Inc.*	775,000	22,645,500
Metallica Resources, Inc.*	1,307,000	5,764,216

Newmont Mining Corp.	253,000	11,410,300

(Cost $40,319,434)		39,820,017

Total Common Stocks (Cost $538,381,334)		669,983,648
Exchange Traded Funds 1.3%
iShares Silver Trust* (Cost $8,649,125)	65,000	8,785,400
Cash Equivalents 0.8%
Cash Management QP Trust, 5.31% (c) (Cost $5,545,070)	5,545,070	5,545,070
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 552,575,529)	100.6	684,314,118
Other Assets and Liabilities, Net	(0.6)	(4,241,132)

Net Assets	100.0	680,072,986

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of	Acquisition	Acquisition		Value as % of
Restricted Securities	Date	Cost ($)	Value ($)	Net Assets
African Minerals Co. (Warrants) "SP" 144A	November 2003	6,000,000	1,027,500	0.15
African Minerals Co. (Warrants) 144A	September 2003	6,000,000	1,640,000	0.24
Anatolia Minerals Development Ltd.	December 2004 – January 2007	3,244,866	5,311,013	0.78
Cardero Resources Corp.	October 2003	773,631	524,728	0.08
CICH Resources Ltd.	June 2006	500,000	1	0.00
Total Restricted Securities			8,503,242	1.25

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

At January 31, 2007, the DWS Gold & Precious Metals Fund had the following Quality Distribution:
Quality Distribution (As a % of Common Stocks)	1/31/2007
Tier breakdown of the Fund's common stocks
Tier I
Premier producing companies	51%

Tier II
Major established producers	32%

Tier III
Junior producers	7%

Tier IV
Companies with some production on in startup	3%

Tier V
Exploration companies, may have resources	7%
100%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007